RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTIES
Schedule of benefits to directors

	Year ended December 31,
	2023	2022	2021

Compensation to directors not employed by the Company or on its behalf	$95	$60	$—
Share-based payments to directors not employed by the Company or on its behalf	58	—	—
	$153	$60	$—
Number of directors that received the above compensation by the Company	4	2	—

Schedule of compensation of key management personnel

	Year ended December 31,
	2023	2022	2021
Short-term employee benefits	$1,976	$1,872	$1,736
Share-based payments	1,953	758	275
Post-employment benefits	—	22	29
	$3,929	$2,652	$2,040
Number of key officers	7	7	7